Note 16 - Components of Expenses - General and Administrative Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Depreciation expense	$ 37	$ 40	$ 8
Stock based compensation	949	614	639
Facilities and operations	384	304	253
Public company expenses	5,424	4,677	1,004
Salaries and benefits	963	890	596
CPRIT grant claimed in eligible expenses (Note 12)	0	0	(125)
General and administrative expense	$ 7,757	$ 6,525	$ 2,375